Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity [Abstract]
Liquidity [Text Block]

5. Liquidity and Going Concern

The Company has experienced recurring losses from operations. Net cash outflows from operations were $6.1 million for the three months ended September 30, 2012, and $14.5 million nine months ended September 30, 2012, respectively. The Company had a working capital deficit of $35.9 million at September 30, 2012.

The Company had a deficit accumulated during the development stage of $288.6 million, which included $131.7 million for operating cash flows.

Since 2004, Toucan Capital Fund II, L.P. (“Toucan Capital”), Toucan Partners LLC (“Toucan Partners”), entities controlled by Ms. Linda Powers, the managing director of Toucan Capital and managing member of Toucan Partners, and Ms. Linda Powers (collectively “Toucan”) have provided substantial funding to the Company. During the period from 2004 to 2007, the funding consisted of various loans and purchases of common stock. Under a Conversion Agreement during 2007, all loans payable to Toucan outstanding at the time were converted to preferred stock and the preferred stock was subsequently converted to common stock. As a result of additional loans, as of September 30, 2012, notes payable and accrued interest include $5.2 million convertible notes payable to Toucan. The notes payable to Toucan outstanding as of September 30, 2012, are convertible in accordance with their terms at $3.20.

The Company utilizes the services of Cognate BioServices, Inc., an entity controlled by Toucan, for manufacturing DCVax product candidates, regulatory advice, research and development preclinical activities, and managing certain aspects of clinical trials. Accounts payable to Cognate BioServices, Inc. amounted to $4.8 million as of September 30, 2012.

The Company received proceeds of $0.7 million in 2011 on an operational loan basis, from Artecel, Inc. Repayment terms as well as warrant coverage were agreed in August 2012. The note carries original issue discount of ten percent, an interest rate of ten percent, and a nine-month maturity. The note is convertible at 90% of the average of the lowest five days’ closing prices of the Company’s common stock in the twenty trading days prior to conversion. The note carries one hundred percent warrant coverage, with an exercise price of $6.40, and an exercise period of five years. The Company and Artecel have entered into three extensions of this note. In consideration of the extensions, the Company agreed to issue warrants to Artecel on the same basis as warrants have been hissued to unrelated investors for note extensions.

As of September 30, 2012, Toucan, beneficially owned (including common stock issuable upon exercise of exercisable warrants and options) approximately 4.7 million shares of common stock.

In addition to financing obtained from Toucan and related entities, the Company has raised additional capital by issuing common stock and debt securities. As of September 30, 2012 the Company had approximately $0.1 million of cash and cash equivalents on hand. The Company will need to raise additional capital in the near future to continue to fund its clinical trials and other operating activities and there can be no assurance that its efforts to seek such funding will be successful. The Company may seek funding from Toucan Capital or Toucan Partners or their affiliates or other third parties. Such parties are under no obligation to provide the Company with any additional funds, and any such funding may be dilutive to stockholders and may contain restrictive covenants. The Company is currently exploring additional financings with several other parties; however, there can be no assurance that the Company will be able to complete any such financings or that the terms of such financings will be attractive to the Company. If the Company’s capital raising efforts are unsuccessful, its inability to obtain additional cash as needed could have a material adverse effect on the Company’s financial position, results of operations and the Company’s ability to continue its existence.

During October 2012, the Company signed agreements to retire $28.4 million of convertible notes, notes and other payables by entering into Conversion Agreements with non-affiliated and affiliated note holders and creditors of the Company, including certain of directors and executive officers. This aggregate debt amount will be converted into 8,125,494 common shares and warrants exercisable for 3,624,436 shares of common stock, effective upon the closing of a public offering which has not yet occurred prior to the date of this report. The warrants will have an exercise period of five years from the date of issuance and an exercise price of $6.40 per share.

(2) Liquidity and Going Concern

The Company has experienced recurring losses from operations, has a working capital deficit of $50.6 million, and has a deficit accumulated during the development stage of $251.8 million as of December 31, 2011. The working capital deficit of $50.6 million includes certain non-cash liabilities amounting to $30.5 million that the Company does not expect to settle with cash payments.

Since 2004, Toucan Capital Fund II, L.P. (“Toucan Capital”), Toucan Partners LLC (“Toucan Partners”), entities controlled by Ms. Linda Powers, the managing director of Toucan Capital and managing member of Toucan Partners, and Ms. Linda Powers (collectively “Toucan”) have provided substantial funding to the Company. During the period from 2004 to 2007, the funding consisted of various loans and the purchase of preferred stock and common stock. Under a conversion agreement during 2007, all loans payable to Toucan outstanding at the time were converted to preferred stock and all of the preferred stock was converted to common stock. As a result of additional financing, as of December, 2011, notes payable to Toucan Partners include a $1,150,000 convertible note originating in 2009, and a $100,000 note originating in 2011.

In addition, the Company utilizes the services of Cognate BioServices, Inc., an entity controlled by Toucan, for manufacturing DCVax product candidates, regulatory advice, research and development preclinical activities, and managing clinical trials. During 2011, Cognate BioServices, Inc. agreed to convert accounts payable amounting to $9.2 million into 2.875 million shares of common stock. Also during 2011, the Company received an operational loan from Artecel, an entity also controlled by Toucan, amounting to $734,000. The Company and Artecel have not yet agreed to payment terms.

As of December 31, 2011, Linda Powers, including the holdings of Toucan Capital and Toucan Partners, held 4,450,759 shares of common stock, representing approximately 45% of the common stock outstanding. Further, as of December 31, 2011, Linda Powers, including the holdings of Toucan Capital and Toucan Partners, beneficially owned (including unexercised warrants) 6,920,006 shares of common stock, representing a beneficial ownership interest of approximately 56%.

The Company generated $14,624,000 and $6,609,000 in cash flows from financing activities during 2011 and 2010, respectively. The Company needs to raise additional capital to fund our clinical trials and other operating activities and repay various note payable and loan agreements. The amount of additional funding required will depend on many factors, including the speed with which we are able to identify and hire people to fill key positions, the speed of patient enrollment in our DCVax®-Brain cancer trial, and unanticipated developments, including any litigation matters. However, without additional capital, the Company will not be able to complete our DCVax®-Brain clinical trial or move forward with any of our other product candidates for which investigational new drug applications have been cleared by the U.S. Food and Drug Administration, or FDA. The Company will also not be able to develop our second generation manufacturing processes, which offer substantial product cost reductions if we are unable to obtain additional capital.

The Company has raised an aggregate of approximately $3.4 million from issuing small loans and common stock subsequent to December 31, 2011. We are in late stage discussions with several parties in regard to additional financing transactions, which we hope to complete during 2012. There can be no assurance that our efforts to seek such funding will be successful or that the terms of such financings will be attractive to us. We may raise additional funds by issuing additional common stock or securities (equity or debt) convertible into shares of common stock, in which case, the ownership interest of our stockholders will be diluted. Any debt financing, if available, is likely to include restrictive covenants that could limit our ability to take certain actions. Further, we may seek funding from Toucan Capital or Toucan Partners or their affiliates. Such parties are under no obligation to provide us any additional funds, and any such funding may be dilutive to stockholders and may contain restrictive covenants. If our capital raising efforts are unsuccessful, our inability to obtain additional cash as needed could have a material adverse effect on our financial position, results of operations and our ability to continue our existence. Our independent registered public accounting firm has indicated in its report on our consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2011 that there is substantial doubt about our ability to continue as a going concern.